Net income per common share - Reconciliation of denominator used for calculation of basic and diluted net income per common share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Denominator for basic net income per common share (in shares)	76,592,413	80,494,302
Effect of dilutive stock options (in shares)	17,325	67,631
Effect of dilutive TSARS (in shares)	82,756	327,592
Denominator for diluted net income per common share (in shares)	76,692,494	80,889,525